Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 16,764		$ 16,764		$ 14,739	$ 13,641
Amortized cost	122,102		122,102		105,784	106,590
FVOCI Securities	56,519		56,519		$ 48,365	43,561
Interest and dividend income	109	$ 95	217	$ 190
Gains (losses) on financial assets at fair value through profit or loss that were designated	49	(1,111)	609	(1,354)
Realized gains from fair value through other comprehensive income securities	1	$ 0	1	$ 0
Debt securities [member]
Disclosure of financial assets [line items]
Allowance for credit losses of amortized cost	3		3			3
Allowance for credit losses of FVOCI securities	3		3			3
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	6,510		6,510			4,410
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 10,254		$ 10,254			$ 9,231